UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-08216

Registrant Name:	PIMCO Strategic Income Fund, Inc.

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
1633 Broadway
New York, NY 10019

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	January 31, 2015

Date of Reporting Period:	October 31, 2014

Item 1. Schedule of Investments

PIMCO Strategic Income Fund, Inc.

October 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 287.2%
BANK LOAN OBLIGATIONS 3.9%
Albertson’s Holdings LLC
4.000% due 08/25/2019		$354	$354
4.500% due 08/25/2021		776	777
Clear Channel Communications, Inc.
6.904% due 01/30/2019		900	853
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		11,838	11,829
Sequa Corp.
5.250% due 06/19/2017		496	473
Stockbridge SBE Holdings LLC
13.000% due 05/02/2017		250	251

Total Bank Loan Obligations (Cost $14,541)			14,537

CORPORATE BONDS & NOTES 35.6%
BANKING & FINANCE 25.3%
Ally Financial, Inc.
6.750% due 12/01/2014		3,000	3,015
8.300% due 02/12/2015		6,100	6,214
American International Group, Inc.
5.850% due 01/16/2018 (f)		6,300	7,105
8.625% due 05/22/2068	GBP	850	1,596
Barclays Bank PLC
14.000% due 06/15/2019 (c)		1,300	2,714
Blackstone CQP Holdco LP
9.296% due 03/18/2019		$11,264	11,311
BPCE S.A.
9.000% due 03/17/2015 (c)	EUR	50	64
9.250% due 04/22/2015 (c)		300	387
Cantor Fitzgerald LP
6.375% due 06/26/2015		$3,000	3,095
7.875% due 10/15/2019		1,200	1,329
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018 (f)		3,000	3,162
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	2,000	2,989
11.000% due 06/30/2019 (c)(f)		$4,166	5,447
Exeter Finance Corp.
9.750% due 05/20/2019		2,400	2,400
General Electric Capital Corp.
6.500% due 09/15/2067 (f)	GBP	3,000	5,247
International Lease Finance Corp.
6.750% due 09/01/2016		$2,000	2,130
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,417	1,378
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (d)		3,375	3,375
8.500% due 08/08/2019 (d)		1,125	1,125
LBG Capital PLC
7.625% due 10/14/2020	EUR	300	413
15.000% due 12/21/2019	GBP	2,600	5,823
15.000% due 12/21/2019	EUR	200	371

Navient Corp.
8.000% due 03/25/2020		$1,000	1,150
8.450% due 06/15/2018		2,500	2,866
Regions Financial Corp.
7.750% due 11/10/2014		13,000	13,013
SL Green Realty Corp.
7.750% due 03/15/2020		4,500	5,417
Springleaf Finance Corp.
6.500% due 09/15/2017		500	536
6.900% due 12/15/2017		500	546
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	201

			94,419

INDUSTRIALS 7.5%
Aeropuertos Dominicanos Siglo S.A.
9.750% due 11/13/2019		2,000	1,920
Armored Autogroup, Inc.
9.250% due 11/01/2018		1,300	1,326
Aston Martin Capital Ltd.
9.250% due 07/15/2018	GBP	400	675

Berau Coal Energy Tbk PT
7.250% due 03/13/2017		$2,100	1,449
C10 Capital SPV Ltd.
6.722% due 12/31/2016 (c)		1,800	1,789
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 (f)		1,334	1,007
9.000% due 02/15/2020		66	50
CVS Pass-Through Trust
7.507% due 01/10/2032		897	1,145
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	20	34
Forbes Energy Services Ltd.
9.000% due 06/15/2019		$240	233
HCA, Inc.
9.000% due 12/15/2014		1,500	1,511
iHeartCommunications, Inc.
9.000% due 03/01/2021		400	402
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		50	53
Petrobras International Finance Co. S.A.
7.875% due 03/15/2019		500	576
Pinnacol Assurance
8.625% due 06/25/2034 (d)		2,600	2,683
Quiksilver, Inc.
7.875% due 08/01/2018 (f)		1,900	1,743
Rockies Express Pipeline LLC
6.875% due 04/15/2040		310	346
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		1,000	1,078
UAL Pass-Through Trust
6.636% due 01/02/2024		1,968	2,106
9.750% due 07/15/2018 (f)		540	599
10.400% due 05/01/2018 (f)		1,771	1,957
UCP, Inc.
8.500% due 10/21/2017		3,700	3,661
Western Express, Inc.
12.500% due 04/15/2015		120	107
XPO Logistics, Inc.
7.875% due 09/01/2019		1,500	1,582

			28,032

UTILITIES 2.8%
Dynegy Finance, Inc.
6.750% due 11/01/2019		560	580
7.375% due 11/01/2022		530	561
7.625% due 11/01/2024		90	96
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		4,250	4,133
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034		2,600	3,071
Illinois Power Generating Co.
6.300% due 04/01/2020		115	106
7.950% due 06/01/2032		273	269
NGPL PipeCo LLC
7.768% due 12/15/2037		257	267
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		1,250	1,469

			10,552

Total Corporate Bonds & Notes (Cost $123,083)			133,003

MUNICIPAL BONDS & NOTES 0.4%
WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,750	1,491

Total Municipal Bonds & Notes (Cost $1,649)			1,491

U.S. GOVERNMENT AGENCIES 168.3%
Fannie Mae
2.065% due 12/01/2030		194	195
2.200% due 04/01/2030		2	2
2.250% due 09/01/2028		12	12
2.400% due 03/01/2032		87	88
2.415% due 02/01/2032		8	8
2.445% due 12/01/2028		51	52
2.450% due 11/01/2027		58	58
2.500% due 12/25/2027 (a)		7,782	727
2.625% due 03/01/2031		69	69
2.723% due 12/01/2025		2	2
3.000% due 08/01/2044 - 02/01/2045		143,000	142,581
3.500% due 08/01/2044 - 09/01/2044		198,000	204,663

4.000% due 08/01/2044 - 11/01/2044	40,000	42,469
4.250% due 11/25/2024 - 03/25/2033	506	546
4.500% due 09/01/2023 - 11/01/2044	41,287	44,763
4.500% due 07/25/2040 (f)	3,742	3,960
5.000% due 12/01/2018 - 07/25/2038	459	504
5.000% due 01/25/2038 (f)	22,063	23,728
5.500% due 12/25/2016 - 12/25/2034	929	1,048
5.500% due 11/25/2032 - 04/25/2035 (f)	11,073	12,134
5.750% due 06/25/2033	53	59
5.807% due 08/25/2043 (f)	2,500	2,843
5.871% due 12/25/2042	51	58
6.000% due 02/25/2017 - 02/01/2033	1,717	1,931
6.000% due 04/01/2035 - 01/25/2044 (f)	17,013	19,295
6.373% due 10/25/2042	27	30
6.500% due 10/01/2018 - 11/01/2047	7,699	8,791
6.500% due 03/25/2032 - 09/25/2042 (f)	6,005	6,807
6.527% due 02/25/2042 (f)	856	1,001
6.850% due 12/18/2027	28	32
6.934% due 09/25/2041 (f)	897	1,029
7.000% due 03/01/2016 - 01/01/2047	3,501	3,945
7.000% due 04/01/2030 - 03/25/2045 (f)	3,427	3,988
7.031% due 10/25/2042	668	768
7.500% due 06/01/2017 - 03/25/2044	1,792	2,025
7.500% due 06/25/2044 (f)	1,392	1,627
7.700% due 03/25/2023	37	41
7.867% due 06/19/2041 (f)	1,180	1,323
8.000% due 09/25/2021 - 06/01/2032	704	799
8.500% due 04/01/2016 - 06/25/2030	1,291	1,472
9.405% due 05/15/2021	279	311
9.960% due 07/15/2027	93	104
Freddie Mac
2.262% due 12/01/2026	7	8
2.374% due 09/01/2031	39	39
2.401% due 04/01/2033	4	4
4.000% due 11/01/2044	3,000	3,182
5.000% due 02/15/2024	17	18
5.500% due 04/01/2039 - 06/15/2041 (f)	11,285	12,783
6.000% due 09/15/2016 - 03/15/2035	2,053	2,252
6.000% due 02/15/2032 (f)	4,366	4,796
6.392% due 07/25/2032	712	826
6.500% due 11/01/2016 - 09/01/2047	2,756	3,086
6.500% due 10/15/2023 - 03/25/2044 (f)	12,155	13,782
6.641% due 07/25/2032	168	193
6.900% due 09/15/2023	573	641
6.950% due 07/15/2021	276	311
7.000% due 07/01/2015 - 10/25/2043	5,172	5,837
7.000% due 03/15/2029 - 06/15/2031 (f)	4,799	5,510
7.500% due 01/01/2016 - 02/25/2042	2,610	2,948
7.500% due 04/01/2028 (f)	1,653	1,939
8.000% due 08/15/2022 - 04/15/2030	462	520
Ginnie Mae
4.000% due 09/01/2044	20,000	21,377
6.000% due 04/15/2029 - 12/15/2038	1,669	1,891
6.000% due 11/15/2038 (f)	1,809	2,061
6.500% due 11/20/2024 - 10/20/2038	1,086	1,257
7.000% due 04/15/2024 - 06/15/2026	77	83
7.500% due 01/15/2017 - 03/15/2029	1,258	1,361
8.000% due 06/15/2016 - 11/15/2022	25	26
8.500% due 10/15/2016 - 02/15/2031	12	14
9.000% due 06/15/2016 - 01/15/2020	215	225
Small Business Administration
4.625% due 02/01/2025	271	288
5.038% due 03/10/2015	60	61
5.510% due 11/01/2027	859	963
5.780% due 08/01/2027	86	96
5.820% due 07/01/2027	74	84
6.300% due 06/01/2018	79	83
7.200% due 06/01/2017	10	11
7.700% due 07/01/2016	5	5
Vendee Mortgage Trust
6.500% due 03/15/2029	273	314
6.750% due 02/15/2026 - 06/15/2026	183	211
7.500% due 09/15/2030	3,677	4,193

Total U.S. Government Agencies (Cost $612,642)		629,167

U.S. TREASURY OBLIGATIONS 34.3%
U.S. Treasury Notes
0.375% due 01/31/2016 (f)	51,000	51,111
1.500% due 08/31/2018 (h)	3,000	3,022
2.000% due 09/30/2020 (f)(h)	51,000	51,371
2.250% due 04/30/2021 (f)(h)	19,000	19,307
2.500% due 05/15/2024 (f)	3,500	3,556

Total U.S. Treasury Obligations (Cost $128,930)		128,367

MORTGAGE-BACKED SECURITIES 38.2%
Adjustable Rate Mortgage Trust
2.522% due 07/25/2035		1,257	1,213
2.753% due 08/25/2035		2,793	2,623
Banc of America Mortgage Trust
2.705% due 02/25/2035		43	43
Banc of America Re-REMIC Trust
5.686% due 04/24/2049		2,833	3,028
BCAP LLC Trust
0.354% due 07/26/2036		211	158
2.588% due 10/26/2033		130	112
2.596% due 06/26/2035		43	38
5.017% due 03/26/2036		501	507
Bear Stearns ALT-A Trust
2.842% due 08/25/2036 ^		553	408
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030		2,547	2,767
Celtic Residential Irish Mortgage Securitisation PLC
0.246% due 11/13/2047	EUR	7,142	8,535
0.823% due 12/14/2048	GBP	6,408	9,514
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033		$15	15
Countrywide Alternative Loan Trust
5.500% due 05/25/2022		104	96
6.250% due 08/25/2037 ^		1,057	887
6.500% due 07/25/2035 ^		1,249	730
Countrywide Home Loan Mortgage Pass-Through Trust
3.033% due 08/25/2034		1,101	994
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		2,299	2,496
7.500% due 06/25/2035		369	382
Credit Suisse Commercial Mortgage Trust
5.695% due 09/15/2040		2,306	2,518
Credit Suisse First Boston Mortgage Securities Corp.
1.302% due 03/25/2034 ^		212	194
7.000% due 02/25/2034		846	917
Credit Suisse Mortgage Capital Certificates
6.500% due 03/25/2036 ^		1,656	1,193
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.000% due 06/26/2035		6,770	6,783
Emerald Mortgages PLC
0.246% due 07/15/2048	EUR	3,718	4,362
GMAC Mortgage Corp. Loan Trust
3.297% due 08/19/2034		$236	225
GSAA Home Equity Trust
6.000% due 04/01/2034		1,537	1,619
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043		4,396	4,723
7.135% due 06/19/2027		65	66
8.000% due 09/19/2027		988	1,010
GSR Mortgage Loan Trust
0.482% due 12/25/2034		999	891
0.492% due 12/25/2034		440	403
4.989% due 11/25/2035		2,401	2,369
5.500% due 11/25/2035 ^		2,764	2,714
6.500% due 01/25/2034		473	500
HarborView Mortgage Loan Trust
0.527% due 10/19/2033		2,288	2,207
4.592% due 06/19/2036 ^		2,000	1,444
JPMorgan Commercial Mortgage-Backed Securities Trust
5.638% due 03/18/2051		4,000	4,326
JPMorgan Mortgage Trust
2.659% due 10/25/2036		4,383	3,905
5.500% due 08/25/2022 ^		90	90
5.500% due 06/25/2037		959	904
Lehman Mortgage Trust
5.000% due 08/25/2021 ^		247	242
Luminent Mortgage Trust
0.322% due 12/25/2036		2,949	2,384
MASTR Adjustable Rate Mortgages Trust
3.020% due 10/25/2034		1,361	1,196
MASTR Alternative Loan Trust
6.250% due 07/25/2036		749	631
6.500% due 03/25/2034		1,088	1,175
7.000% due 04/25/2034		82	85
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		5,705	5,796
7.500% due 07/25/2035		3,040	3,067
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034		1,581	1,650
7.500% due 03/25/2034		4,302	4,641
7.500% due 10/25/2034		4,743	5,060

Newgate Funding PLC
1.334% due 12/15/2050	EUR	2,989	3,606
1.563% due 12/15/2050	GBP	4,117	6,384
1.584% due 12/15/2050	EUR	2,989	3,490
1.813% due 12/15/2050	GBP	3,382	5,051
Residential Accredit Loans, Inc. Trust
0.332% due 06/25/2046		$2,693	1,229
6.000% due 08/25/2035		2,983	2,642
Residential Asset Mortgage Products Trust
6.500% due 04/25/2034		1	1
7.000% due 08/25/2016		71	71
8.500% due 10/25/2031		760	861
8.500% due 11/25/2031		1,236	1,284
Structured Adjustable Rate Mortgage Loan Trust
2.513% due 03/25/2034		395	396
Structured Asset Mortgage Investments Trust
1.614% due 08/25/2047		4,323	3,856
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,958	3,680
WaMu Mortgage Pass-Through Certificates Trust
2.381% due 05/25/2035		575	575
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2034		937	977
7.000% due 03/25/2034		277	295
7.500% due 04/25/2033		743	816
Wells Fargo Mortgage-Backed Securities Trust
2.600% due 04/25/2036 ^		77	75
2.614% due 06/25/2035		611	614
2.615% due 04/25/2036		1,470	1,420
5.708% due 10/25/2036		1,819	1,773

Total Mortgage-Backed Securities (Cost $120,826)			142,932

ASSET-BACKED SECURITIES 2.3%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		263	211
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.677% due 11/25/2032 ^		584	63
5.777% due 02/25/2033 ^		14	0
Bear Stearns Asset-Backed Securities Trust
0.623% due 09/25/2034		930	892
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,856	1,477
7.970% due 05/01/2032		284	195
Conseco Financial Corp.
6.530% due 02/01/2031		193	194
7.050% due 01/15/2027		406	415
Credit-Based Asset Servicing and Securitization LLC
6.020% due 12/25/2037		1,128	1,189
Green Tree
8.970% due 04/25/2038		2,352	2,506
Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,000	1,077
Morgan Stanley ABS Capital, Inc. Trust
0.332% due 01/25/2036		324	322
Oakwood Mortgage Investors, Inc.
0.383% due 06/15/2032		29	25
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031		24	23

Total Asset-Backed Securities (Cost $8,264)			8,589

SOVEREIGN ISSUES 2.6%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025	BRL	25,000	8,932
Costa Rica Government International Bond
7.000% due 04/04/2044		$700	724

Total Sovereign Issues (Cost $10,557)			9,656

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
SemGroup Corp. ‘A’		3,881	298

Total Common Stocks (Cost $101)			298

WARRANTS 0.1%
ENERGY 0.1%
SemGroup Corp. - Exp. 11/30/2014		4,085	214

INDUSTRIALS 0.0%
Alion Science and Technology Corp. - Exp. 03/15/2017	3,675	0

Total Warrants (Cost $19)		214

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (e) 0.3%		1,098

U.S. TREASURY BILLS 1.1%
0.048% due 01/08/2015 - 04/30/2015 (b)(f)(h)	$3,978	3,977

Total Short-Term Instruments (Cost $5,075)		5,075

Total Investments in Securities (Cost $1,025,687)		1,073,329

Total Investments 287.2% (Cost $1,025,687)		$1,073,329
Financial Derivative Instruments (g)(i) 0.6% (Cost or Premiums, net ($92))		2,114
Other Assets and Liabilities, net (187.8%)		(701,677)

Net Assets Applicable to Common Shareholders 100.0%		$373,766

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/07/2019 - 08/08/2019	08/07/2014	$4,413	$4,500	1.20%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	2,600	2,683	0.72%

				$7,013	$7,183	1.92%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	10/31/2014	11/03/2014	$1,098	Freddie Mac 2.000% due 11/02/2022	$(1,122)	$1,098	$1,098

Total Repurchase Agreements						$(1,122)	$1,098	$1,098

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.630%	08/26/2014	02/26/2015	$(1,642)	$(1,644)
CFR	(3.000%)	09/15/2014	09/12/2016	(1,677)	(1,670)
DEU	(1.500%)	07/15/2014	07/14/2016	(1,124)	(1,119)
	0.250%	10/14/2014	11/13/2014	(29,041)	(29,045)
	0.290%	10/08/2014	01/08/2015	(3,446)	(3,447)
	0.290%	10/14/2014	11/13/2014	(24,339)	(24,343)
	0.320%	08/11/2014	11/12/2014	(4,160)	(4,163)
	0.330%	10/22/2014	11/24/2014	(30,947)	(30,950)
	0.330%	10/24/2014	01/26/2015	(4,447)	(4,448)
	0.340%	10/02/2014	11/04/2014	(7,266)	(7,268)
	0.340%	10/03/2014	01/05/2015	(4,844)	(4,846)
	0.380%	11/04/2014	02/04/2015	(7,171)	(7,171)
	0.550%	08/15/2014	11/17/2014	(3,548)	(3,552)
	0.620%	09/04/2014	12/04/2014	(1,778)	(1,780)
RDR	0.420%	08/06/2014	11/06/2014	(2,504)	(2,507)
	0.420%	10/28/2014	01/28/2015	(5,790)	(5,790)
UBS	0.400%	09/22/2014	12/22/2014	(2,411)	(2,412)
	0.850%	10/15/2014	01/15/2015	(3,125)	(5,002)

Total Reverse Repurchase Agreements					$(141,157)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.150%	10/22/2014	11/05/2014	$(934)	$(934)
	0.150%	10/23/2014	11/06/2014	(36,292)	(36,303)
	0.182%	10/29/2014	11/13/2014	(5,365)	(5,310)
	0.190%	10/31/2014	11/07/2014	(914)	(915)
BPG	0.180%	10/29/2014	11/13/2014	(15,492)	(15,503)
FOB	0.180%	11/03/2014	11/14/2014	(2,947)	(2,949)
GSC	0.170%	10/31/2014	11/07/2014	(50,056)	(50,059)

Total Sale-Buyback Transactions					$(111,973)

(2)	The average amount of borrowings while outstanding during the period ended October 31, 2014 was $310,978 at a weighted average interest rate of 0.224%.
(3)	Payable for sale-buyback transactions includes $26 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $256,740 have been pledged as collateral under the terms of master agreements as of October 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 2-Year Note December Futures	Long	12/2014	138	$90	$0	$(9)

Total Futures Contracts				$90	$0	$(9)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	11,200	$791	$271	$7	$0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		4,900	(503)	(328)	11	0
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		$123,000	(2,513)	(1,857)	176	0
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		202,600	(8,836)	(6,406)	577	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		43,000	(3,858)	(1,104)	262	0

						$(14,919)	$(9,424)	$1,033	$0

Total Swap Agreements						$(14,919)	$(9,424)	$1,033	$0

(h)	Securities with an aggregate market value of $10,615 and cash of $447 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	12/2014		$1,491	GBP	925	$0	$(11)
BRC	12/2014	GBP	21,543		$34,651	199	0
CBK	12/2014		$560	GBP	346	0	(6)
GLM	11/2014	EUR	89		$113	1	0
JPM	11/2014	CAD	181		159	0	(2)
	11/2014	EUR	29		37	0	0
	12/2014	GBP	23		37	1	0
	01/2015	BRL	23,466		9,739	431	0
MSB	12/2014	GBP	93		150	2	0
UAG	11/2014	EUR	19,481		24,921	509	0
	11/2014		$24,907	EUR	19,599	0	(346)
	12/2014	EUR	19,599		$24,911	346	0

Total Forward Foreign Currency Contracts						$1,489	$(365)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BRC	Put - OTC Fannie Mae 3.500% due 11/01/2044	$85.000	11/06/2014	$25,000	$1	$0
	Put - OTC Fannie Mae 3.500% due 11/01/2044	87.500	11/06/2014	25,000	1	0
	Put - OTC Fannie Mae 3.500% due 11/01/2044	90.000	11/06/2014	13,000	1	0
	Put - OTC Fannie Mae 3.500% due 12/01/2044	82.000	12/04/2014	39,000	1	0
JPM	Put - OTC Fannie Mae 3.000% due 11/01/2044	80.000	11/06/2014	118,000	4	0
	Put - OTC Fannie Mae 3.500% due 11/01/2044	80.000	11/06/2014	14,000	1	0
	Put - OTC Fannie Mae 3.500% due 11/01/2044	85.000	11/06/2014	50,000	2	0

					$11	$0

Total Purchased Options					$11	$0

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at October 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	06/20/2019	1.281%	$600	$(20)	$13	$0	$(7)
DUB	Indonesia Government International Bond	1.000%	06/20/2019	1.281%	1,200	(43)	29	0	(14)
JPM	Indonesia Government International Bond	1.000%	06/20/2019	1.281%	1,200	(40)	27	0	(13)

						$(103)	$69	$0	$(34)

Total Swap Agreements						$(103)	$69	$0	$(34)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of October 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$14,286	$251	$14,537
Corporate Bonds & Notes
Banking & Finance	0	87,519	6,900	94,419
Industrials	0	17,026	11,006	28,032
Utilities	0	10,552	0	10,552
Municipal Bonds & Notes
West Virginia	0	1,491	0	1,491
U.S. Government Agencies	0	629,167	0	629,167
U.S. Treasury Obligations	0	128,367	0	128,367
Mortgage-Backed Securities	0	142,932	0	142,932
Asset-Backed Securities	0	8,589	0	8,589
Sovereign Issues	0	9,656	0	9,656
Common Stocks
Energy	298	0	0	298
Warrants
Energy	214	0	0	214
Short-Term Instruments
Repurchase Agreements	0	1,098	0	1,098
U.S. Treasury Bills	0	3,977	0	3,977

Total Investments	$512	$1,054,660	$18,157	$1,073,329

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,033	0	1,033
Over the counter	0	1,489	0	1,489
	$0	$2,522	$0	$2,522

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	0	0	(9)
Over the counter	0	(399)	0	(399)

	$(9)	$(399)	$0	$(408)

Totals	$503	$1,056,783	$18,157	$1,075,443

There were no significant transfers between Level 1 and 2 during the period ended October 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2014:

Category and Subcategory	Beginning Balance at 01/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2014 (1)
Investments in Securities, at Value
Bank Loan Obligations	$274	$0	$0	$0	$0	$(23)	$0	$0	$251	$(23)
Corporate Bonds & Notes
Banking & Finance	0	6,762	0	6	0	132	0	0	6,900	131
Industrials	5,299	6,286	(480)	(4)	(6)	(89)	0	0	11,006	58

Totals	$5,573	$13,048	$(480)	$2	$(6)	$20	$0	$0	$18,157	$166

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 10/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$251	Third Party Vendor	Broker Quote	100.50
Corporate Bonds & Notes
Banking & Finance	2,400	Market Comparable Companies	Credit Rating	B-BB
			Net Debt to Equity Ratio	8-10x
			Yield	8.00-10.00
	4,500	Discounted Cash Flows	Credit Rating	B-BBB
			OAS Spread	600-950bps
			Yield	8.75-9.75
Industrials	6,344	Benchmark Pricing	Base Price	99.63 - 102.67
	4,662	Third Party Vendor	Broker Quote	107.00 - 111.00

Total	$18,157

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the portfolio manager’s expectation of principal and interest payments, fees and costs, and other unobservable inputs which may include credit rating, yield and option adjusted spread (“OAS”) of a security. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable companies valuation estimates fair value by using an internal model that utilizes comparable companies’ inputs such as the company’s credit rating, debt to equity ratios, market multiples derived from earnings before interest, taxes, depreciation and amortization (“EBITDA”), manager assumptions regarding such comparable companies and requested non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of October 31, 2014, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2011-2013, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$1,025,871	$53,195	$(5,737)	$47,458

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are typically attributable to wash sale loss deferrals, straddle loss deferrals, swap contracts, sale-buyback transactions, and accelerated recognition of unrealized gain on certain futures and forward contracts for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	RDR	RBC Dain Rausher, Inc.
BPG	BNP Paribas Securities Corp.	FOB	Credit Suisse Securities (USA) LLC	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford
CBK	Citibank N.A.	GSC	Goldman Sachs & Co.	UBS	UBS Securities LLC
CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD (or $)	United States Dollar
CAD	Canadian Dollar	GBP	British Pound

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	OTC	Over the Counter
ALT	Alternate Loan Trust

Item 2. Controls and Procedures

(a) The registrant’s President, Principal Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Income Fund, Inc.

By:	/s/ Peter G. Strelow
Peter G. Strelow President, Principal Executive Officer

Date: December 29, 2014

By:	/s/ William G. Galipeau
William G. Galipeau, Treasurer, Principal Financial & Accounting Officer

Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow, President, Principal Executive Officer

Date: December 29, 2014

By:	/s/ William G. Galipeau
William G. Galipeau, Treasurer, Principal Financial & Accounting Officer

Date: December 29, 2014